ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
Schedule of Advances to Suppliers

	As of December 31,
	2019	2020
	RMB	RMB
Advances to suppliers - current	2,529,898,199	1,008,557,523
Provision for advances to suppliers	(7,524,746)	(5,944,440)
Advances to suppliers, net	2,522,373,453	1,002,613,083